Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares	Dec. 31, 2015 TWD ($) $ / shares
Profit or loss [abstract]
Operating Revenues	$ 2,818,974	$ 83,554,385	$ 85,111,913	$ 82,839,922
Operating Costs	(2,251,697)	(66,740,290)	(65,762,191)	(61,230,622)
Gross Profit	567,277	16,814,095	19,349,722	21,609,300
Operating Expenses
Selling expenses	(34,845)	(1,032,799)	(1,024,689)	(944,499)
General and administrative expenses	(110,126)	(3,264,130)	(3,495,613)	(3,671,161)
Research and development expenses	(129,622)	(3,841,996)	(4,043,290)	(3,739,109)
Operating Expenses	(274,593)	(8,138,925)	(8,563,592)	(8,354,769)
Other Income and Expenses	4,286	127,046	(117,006)	(255,817)
Operating Profit	296,970	8,802,216	10,669,124	12,998,714
Non-operating Income and Expenses
Interest income	5,070	150,260	148,484	155,524
Other gains and losses	1,349	39,976	(104,365)	57,553
Finance costs	(20,034)	(593,821)	(562,337)	(565,450)
Impairment loss of available-for-sale equity securities	0	0	0	(1,856,442)
Share of (losses) gains of associates and joint ventures accounted for using equity method	2,498	74,035	3,221	(183,708)
Dividends income	6,910	204,810	277,798	347,408
Gains on disposal of investments	1,868	55,369	217,199	127,291
(Losses)/ Gains on financial liabilities at fair value through profit or loss	(1,206)	(35,732)	1,025,012	(703,368)
Non-operating Income and Expenses	(3,545)	(105,103)	1,005,012	(2,621,192)
Income before Income Tax	293,425	8,697,113	11,674,136	10,377,522
Income Tax Expense	(51,470)	(1,525,579)	(1,867,199)	(1,366,059)
Net Income	241,955	7,171,534	9,806,937	9,011,463
Items that may be subsequently reclassified to profit or loss
Exchange difference on translation of foreign financial statements	(7,636)	(226,323)	(908,801)	(227,905)
Unrealized gain (loss) on available-for-sale financial assets	15,694	465,175	(1,469,105)	(549,845)
Share of other comprehensive income (loss) of associates and joint ventures	14,135	418,944	(121,957)	0
Income tax relating to items that may be reclassified to profit or loss	(2,955)	(87,576)	273,910	20,244
Items that may be subsequently reclassified to profit or loss	19,238	570,220	(2,225,953)	(757,506)
Items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations	359	10,647	(177,806)	(179,842)
Income tax relating to items that will not be reclassified to profit or loss	(61)	(1,810)	30,227	30,572
Items that will not be reclassified to profit or loss	298	8,837	(147,579)	(149,270)
Other Comprehensive Income (Loss) for the year, net of tax	19,536	579,057	(2,373,532)	(906,776)
Total Comprehensive Income for the year	261,491	7,750,591	7,433,405	8,104,687
Net Income Attributable to:
Owners of the parent	241,955	7,171,534	9,806,937	9,011,463
Total Comprehensive Income Attributable to:
Owners of the parent	$ 261,491	$ 7,750,591	$ 7,433,405	$ 8,104,687
Earnings Per Share (in New Taiwan dollars)
Basic | (per share)	$ 0.08	$ 2.30	$ 3.15	$ 2.89
Diluted | (per share)	$ 0.07	$ 1.94	$ 2.65	$ 2.86